Investments in associates and joint arrangements - Reconciliation of summarised financial information (Details) - EUR (€) € in Millions			1 Months Ended	12 Months Ended
	Mar. 22, 2023	Mar. 22, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019
Statement of financial position
Equity shareholders' funds			€ 64,483	€ 64,483	€ 57,073	€ 57,768	€ 62,625
Goodwill			27,615	27,615	31,884
Investment in joint ventures			9,578	9,578	3,781
Investment in associates			1,501	1,501	1,542
Profit				12,335	2,773	483
Dividends received from investments accounted for using equity method, classified as investing activities				617	638	628
INWIT S.p.A. [Member] | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds					8,595
Profit				190	82	10
VodafoneZiggo Group Holding B.V. [Member] | Joint ventures where entity is venturer
Statement of financial position
Profit				273	(37)	(464)
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Profit				260	20	440
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Profit				(3,188)	(3,057)	(4,866)
Safaricom Limited | Associates [member]
Statement of financial position
Equity shareholders' funds			1,269	1,269	1,066
Profit (loss) from continuing operations				489	542	542
Profit				410	525	542
Indus Towers Limited | Associates [member]
Statement of financial position
Equity shareholders' funds			3,453	3,453	3,774
Profit (loss) from continuing operations				239	632	808
Profit				239	632	808
Safaricom Limited
Statement of financial position
Investment in associates			509	509	428
Dividends received from investments accounted for using equity method, classified as investing activities				250	170	171
(Loss)/profit from continuing operations				€ 195	€ 217	217
Percentage of shareholding in associate				39.90%	40.00%
Safaricom Limited | Associates [member]
Statement of financial position
Interest in associates/joint ventures			507	€ 507	€ 425
Goodwill			2	2	3
Investment in associates			509	509	428
(Loss)/profit from continuing operations				195	217	217
Indus Towers Limited
Statement of financial position
Investment in associates			908	908	1,055
Dividends received from investments accounted for using equity method, classified as investing activities				75	0	201
(Loss)/profit from continuing operations				€ 50	€ 178	306
Percentage of shareholding in associate				21.00%	21.00%
Indus Towers Limited | Associates [member]
Statement of financial position
Interest in associates/joint ventures			727	€ 727	€ 794
Goodwill			181	181	261
Investment in associates			908	908	1,055
(Loss)/profit from continuing operations				50	€ 178	306
Indus Towers Limited | Indus Towers Limited
Statement of financial position
Percentage of shareholding in associate					21.00%
Total for joint ventures
Statement of financial position
Investment in joint ventures			9,578	9,578	€ 3,781
(Loss)/profit from continuing operations				200	(11)	(146)
Vodafone Idea Limited
Statement of financial position
Interest in associates/joint ventures			(3,475)	(3,475)	(4,863)
Impairment			(242)	(242)	(257)
Investment proportion not recognised			3,717	3,717	5,120
Investment in joint ventures			0	0			€ 0	€ 0
Share of profit/(loss), 1			(1,030)	(1,030)	(1,357)	(2,160)
Share of loss not recognised				€ 1,030	€ 1,357	2,160
Joint venture ownership interest				32.30%	47.60%
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds			(10,760)	€ (10,760)	€ (10,214)
Vodafone Idea Limited | Vodafone Idea Limited
Statement of financial position
Equity shareholders' funds			(10,760)	(10,760)	(10,214)
Profit (loss) from continuing operations				(3,188)	(3,057)	(4,866)
VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Interest in associates/joint ventures			793	793	822
Investment in joint ventures			793	793	822
Dividends received from investments accounted for using equity method, classified as investing activities				€ 165	€ 350	209
Joint venture ownership interest				50.00%	50.00%
(Loss)/profit from continuing operations				€ 137	€ (19)	(232)
VodafoneZiggo Group Holding B.V. [Member] | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds			1,586	1,586	1,643
VodafoneZiggo Group Holding B.V. [Member] | VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Equity shareholders' funds			1,586	1,586	1,643
Profit (loss) from continuing operations				273	(37)	(464)
INWIT S.p.A. [Member]
Statement of financial position
Interest in associates/joint ventures					2,851	2,920
Investment in joint ventures					2,851	2,920
Share of profit/(loss), 1			63	63	27	3
Share of loss not recognised				(33)
Dividends received from investments accounted for using equity method, classified as investing activities				103	€ 96	42
Joint venture ownership interest					33.20%
(Loss)/profit from continuing operations				30	€ 27	3
INWIT S.p.A. [Member] | INWIT S.p.A. [Member]
Statement of financial position
Equity shareholders' funds					8,595	8,801
Profit (loss) from continuing operations				190	€ 82	10
Indus Towers Limited
Statement of financial position
Investment in joint ventures			908	€ 908
Joint venture ownership interest				21.00%	21.00%
TPG Telecom Limited
Statement of financial position
Interest in associates/joint ventures			56	€ 56	€ 27
Goodwill			52	52	57
Investment in joint ventures			108	108	84
Share of profit/(loss), 1			48	48	(5)	98
Dividends received from investments accounted for using equity method, classified as investing activities				€ 24	€ 22	0
Joint venture ownership interest				25.10%	25.10%
(Loss)/profit from continuing operations				€ 48	€ (5)	98
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds			3,019	3,019	3,129
TPG Telecom Limited | TPG Telecom Limited
Statement of financial position
Equity shareholders' funds			3,019	3,019	3,129
Profit (loss) from continuing operations				260	20	440
Other joint ventures [Member]
Statement of financial position
Investment in joint ventures			43	43	24
(Loss)/profit from continuing operations				(15)	€ (14)	€ (15)
Oak Holdings 1 GmbH
Statement of financial position
Interest in associates/joint ventures			8,634	8,634
Investment in joint ventures			€ 8,634	€ 8,634
Joint venture ownership interest	64.20%	64.20%	64.20%	64.20%
Oak Holdings 1 GmbH | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds			€ 13,450	€ 13,450
Oak Holdings 1 GmbH | Oak Holdings 1 GmbH
Statement of financial position
Equity shareholders' funds			€ 13,450	€ 13,450
OXG Glasfaser GmbH
Statement of financial position
Joint venture ownership interest				50.00%